VARIABLE INTEREST ENTITIES - Financial Information About VIE Included in Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Variable Interest Entity [Line Items]
Current assets	$ 259,273	$ 294,257
Non-current assets	938,027	1,061,098
Current liabilities	(100,180)	(94,338)
Non-current liabilities	(844,618)	(872,841)
Non-controlling interests	(87,947)	(86,678)
Deficit attributable to Cresco Labs Inc.	(252,502)	(388,176)	$ (428,067)
Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Current assets	20,468	15,056
Non-current assets	119,100	82,910
Current liabilities	(4,184)	(1,741)
Non-current liabilities	(173,430)	(132,230)
Non-controlling interests	1,759	981
Deficit attributable to Cresco Labs Inc.	$ 36,287	$ 35,024